Note 1. Description of Business (Detail)	0 Months Ended							6 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Jan. 31, 2013
Stock Issued During Period, Shares, Acquisitions	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770	102,000	337,500	37,500,000	25,462,505	23,332